Investment in Associate - Schedule of Summarised Financial Information for Associates (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2026 MYR (RM)
Schedule of Summarised Financial Information for Associates [Line Items]
Current assets	$ 9,111,737		RM 44,577,205		RM 37,194,115
Current liabilities	(2,362,658)		(9,453,459)		(9,644,382)
Non-current assets	10,684,822		3,827,557		43,615,445
Non-current liabilities	(624,328)		(695,284)		(2,548,506)
Revenue	5,530,555	RM 22,575,726	22,421,335	RM 22,428,825
Foreign exchange			RM (478,904)
LPW Electronics Co Ltd [Member]
Schedule of Summarised Financial Information for Associates [Line Items]
Current assets	838,855				3,424,207
Current liabilities	(183,236)				(747,968)
Non-current assets	5,745,311				23,452,361
Non-current liabilities	(5,916,826)				(24,152,484)
Revenue	1,294,301	5,283,335
Loss from operations	(624,296)	(2,548,377)
Loss from operations (after acquisition)	(389,037)	(1,588,047)
Net assets	484,104				1,976,116
Company’s equity interest	49				49
Company’s share of net assets	237,211				968,297
Goodwill	2,727,227				11,132,541
Foreign exchange	118,529	RM 483,833
Carrying value	$ 3,082,967				RM 12,584,671